Schedule of Investments (unaudited) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$51,251	$60,412,116

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	23,325	25,307,625

Canada — 0.0%
MDGH – GMTN BV, 2.50%, 05/21/26 (Call 04/21/26)(b)	4,600	4,869,100

Chile — 1.8%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	24,904	26,460,500
3.15%, 01/14/30 (Call 10/14/29)(b)	28,584	30,772,463
3.63%, 08/01/27 (Call 05/01/27)(b)	33,677	36,865,791
3.70%, 01/30/50 (Call 07/30/49)(b)	46,148	51,397,335
4.38%, 02/05/49 (Call 08/05/48)(b)	30,164	37,129,999
4.50%, 09/16/25(b)	26,183	29,676,794
4.50%, 08/01/47 (Call 02/01/47)(b)	28,606	35,480,379
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/50 (Call 11/07/49)(c)	23,085	28,740,825
4.70%, 05/07/50 (Call 11/07/49)(b)	2,850	3,548,250

		280,072,336

China — 2.5%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	8,835	9,055,433
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)	13,389	13,560,546
CNAC HK Finbridge Co. Ltd. 3.38%, 06/19/24(b)	12,696	13,362,540
4.13%, 07/19/27(b)	14,793	16,452,590
4.63%, 03/14/23(b)	20,419	21,830,565
5.13%, 03/14/28(b)	23,108	27,520,184
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	18,683	20,615,523
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(d)(e)	8,998	9,051,426
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	12,407	16,951,064
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	20,383	22,398,879
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	18,738	20,810,891
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	21,630	23,515,866
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	16,077	16,556,255
3.63%, 04/12/27(b)	11,378	12,682,715
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 05/13/25 (Call 04/13/25)(c)	10,275	10,684,870
2.15%, 05/13/25 (Call 04/13/25)(b)	6,000	6,239,340
2.70%, 05/13/30 (Call 02/13/30)(c)	19,600	20,958,476
2.70%, 05/13/30 (Call 02/13/30)(b)	4,100	4,384,171
2.95%, 11/12/29 (Call 08/12/29)(b)	15,499	16,837,804
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	10,297	10,901,949
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	21,617	23,974,604
State Grid Overseas Investment 2016 Ltd. 1.63%, 08/05/30 (Call 05/05/30)	6,500	6,405,039
3.50%, 05/04/27(b)	29,867	33,507,041

Security	Par (000)	Value

China (continued)
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	$12,676	$13,824,762

		392,082,533

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(c)	7,600	8,369,500
4.75%, 05/15/25 (Call 04/15/25)(b)	1,900	2,092,375
5.45%, 05/15/30 (Call 02/15/30)(c)	12,000	14,220,000
6.53%, 11/15/28(b)	7,888	9,761,400
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	9,147	9,761,564
Pertamina Persero PT 4.18%, 01/21/50 (Call 07/21/49)(b)	8,186	8,743,671
4.30%, 05/20/23(b)	14,271	15,211,994
5.63%, 05/20/43(b)	11,764	14,763,820
6.00%, 05/03/42(b)	11,841	15,297,092
6.45%, 05/30/44(b)	13,845	19,140,713
Perusahaan Listrik Negara PT 4.13%, 05/15/27(b)	12,368	13,454,065
5.25%, 10/24/42(b)	9,751	11,716,436
5.45%, 05/21/28(b)	9,065	10,736,359
6.15%, 05/21/48(b)	9,223	12,436,639
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 06/30/50 (Call 12/30/49)(c)	9,400	9,888,800

		175,594,428

Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	26,096	27,457,885
KazMunayGas National Co. JSC 4.75%, 04/19/27(b)	25,004	27,949,784
5.38%, 04/24/30(b)	31,001	36,903,280
5.75%, 04/19/47(b)	29,385	36,611,874
6.38%, 10/24/48(b)	42,464	56,636,360

		185,559,183

Malaysia — 1.9%
Petronas Capital Ltd. 3.50%, 03/18/25(b)	37,783	41,395,999
3.50%, 04/21/30 (Call 01/21/30)(c)	56,346	64,003,421
3.50%, 04/21/30 (Call 01/21/30)(b)	10,900	12,381,310
4.50%, 03/18/45(b)	34,274	45,970,003
4.55%, 04/21/50 (Call 10/21/49)(c)	63,520	86,885,356
4.55%, 04/21/50 (Call 10/21/49)(b)	8,250	11,284,701
4.80%, 04/21/60 (Call 10/21/59)(c)	23,519	35,490,053
4.80%, 04/21/60 (Call 10/21/59)(b)	1,590	2,399,302

		299,810,145

Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	6,342	6,643,245
Comision Federal de Electricidad 4.75%, 02/23/27(b)	6,901	7,297,808
4.88%, 01/15/24(b)	10,659	11,255,238
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	15,595	12,856,128
Petroleos Mexicanos 3.50%, 01/30/23	10,247	9,888,355
4.50%, 01/23/26	13,283	12,167,228
4.88%, 01/18/24	7,657	7,489,503
5.35%, 02/12/28	17,380	15,245,519
5.95%, 01/28/31 (Call 10/28/30)(b)	22,786	19,595,960
6.35%, 02/12/48	18,142	14,210,289

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.38%, 01/23/45	$14,757	$11,638,108
6.49%, 01/23/27 (Call 11/23/26)(b)	17,009	16,243,595
6.50%, 03/13/27	40,879	38,937,247
6.50%, 01/23/29	16,242	14,927,312
6.50%, 06/02/41	11,494	9,306,548
6.63%, 06/15/35	18,649	15,887,083
6.75%, 09/21/47	48,498	39,404,625
6.84%, 01/23/30 (Call 10/23/29)(b)	32,866	30,436,999
6.88%, 08/04/26	22,450	22,320,913
6.95%, 01/28/60 (Call 07/28/59)(b)	34,016	27,850,600
7.69%, 01/23/50 (Call 07/23/49)(b)	57,164	49,978,485

		393,580,788

Peru — 0.4%
Petroleos del Peru SA 4.75%, 06/19/32(b)	24,014	27,856,240
5.63%, 06/19/47(b)	24,595	30,864,204

		58,720,444

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	20,753	25,843,970

Russia — 0.2%
Vnesheconombank Via VEB Finance PLC 5.94%, 11/21/23(b)	16,305	18,134,217
6.80%, 11/22/25(b)	15,413	18,389,636

		36,523,853

South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(b)	18,273	18,290,131
6.75%, 08/06/23(b)	20,110	19,179,913
7.13%, 02/11/25(b)	23,850	22,612,781

		60,082,825

United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	23,566	29,486,957
DP World Crescent Ltd. 3.88%, 07/18/29(b)	8,300	8,687,610
3.91%, 05/31/23(b)	7,112	7,520,940
4.85%, 09/26/28(b)	10,700	12,044,990
DP World PLC 5.63%, 09/25/48(b)	14,850	18,265,649
6.85%, 07/02/37(b)	18,500	24,738,200
MDGH – GMTN BV 2.50%, 11/07/24 (Call 10/07/24)(b)	13,201	13,861,050
2.88%, 05/21/30 (Call 02/21/30)(b)	7,200	7,847,568
MDGH – GMTN BV 2.88%, 11/07/29 (Call 08/07/29)(b)	12,748	13,827,596
3.70%, 11/07/49 (Call 05/07/49)(b)	21,765	25,451,447
3.95%, 05/21/50 (Call 11/21/49)(b)	11,425	13,938,500

		175,670,507

Venezuela — 0.0%
Petroleos de Venezuela SA 5.38%, 04/12/27(b)(f)	24,185	580,440
5.50%, 04/12/37(b)(f)	22,444	538,661
6.00%, 05/16/24(b)(f)	32,388	777,297
6.00%, 11/15/26(b)(f)	30,450	730,809
9.00%, 11/17/21(b)(f)	28,268	678,433
9.75%, 05/17/35(b)(f)	31,912	765,873

Security	Par (000)	Value

Venezuela (continued)
12.75%, 02/17/22(b)(f)	$14,002	$336,055

		4,407,568

Total Corporate Bonds & Notes — 13.8% (Cost: $2,139,711,542)		2,178,537,421

Foreign Government Obligations(a)

Angola — 1.1%
Angolan Government International Bond 8.00%, 11/26/29(b)	44,636	37,103,675
8.25%, 05/09/28(b)	44,442	37,511,826
9.13%, 11/26/49(b)	33,409	27,311,857
9.38%, 05/08/48(b)	44,584	36,531,015
9.50%, 11/12/25(b)	36,821	33,484,097

		171,942,470

Argentina — 1.4%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)	66,795	27,761,784
4.63%, 01/11/23(f)	23,556	10,386,724
5.88%, 01/11/28(f)	55,758	23,418,360
6.63%, 07/06/28(f)	12,563	5,264,682
6.88%, 01/26/27(f)	50,057	21,023,940
6.88%, 01/11/48(f)	38,633	15,887,821
7.13%, 07/06/36(f)	21,912	9,285,210
7.13%, 06/28/2117(f)	34,955	14,375,244
7.50%, 04/22/26(f)	83,731	35,821,168
7.63%, 04/22/46(f)	34,601	14,791,928
8.28%, 12/31/33(f)	73,766	37,302,314

		215,319,175

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond 3.50%, 09/01/32(b)	28,834	28,698,841
4.75%, 03/18/24(b)	29,926	32,263,969
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	23,147	24,224,782

		85,187,592

Bahrain — 2.2%
Bahrain Government International Bond 5.63%, 09/30/31(b)	26,451	26,765,106
6.00%, 09/19/44(b)	33,313	32,792,484
6.13%, 08/01/23(b)	39,981	42,504,801
6.75%, 09/20/29(b)	31,012	34,258,569
7.00%, 01/26/26(b)	27,342	30,640,129
7.00%, 10/12/28(b)	41,983	46,942,242
7.38%, 05/14/30(b)	5,250	6,011,250
7.38%, 05/14/30(c)	22,950	26,277,750
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	24,148	25,219,567
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	22,299	25,023,659
CBB International Sukuk Programme Co. SPC
4.50%, 03/30/27(b)	27,439	27,610,494
6.25%, 11/14/24(b)	6,822	7,365,628
6.25%, 11/14/24(c)	18,600	20,082,187

		351,493,866

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	23,713	20,971,184

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil — 3.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	$19,159	$21,027,003
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	13,038	13,423,839
Brazilian Government International Bond 2.63%, 01/05/23	30,105	30,989,334
2.88%, 06/06/25	15,330	15,544,620
3.88%, 06/12/30	18,125	18,505,625
4.25%, 01/07/25	64,517	69,577,552
4.50%, 05/30/29 (Call 02/28/29)	30,578	32,861,794
4.63%, 01/13/28 (Call 10/13/27)	44,655	48,785,587
4.75%, 01/14/50 (Call 07/14/49)	36,119	37,338,016
5.00%, 01/27/45	49,550	52,430,094
5.63%, 01/07/41	33,036	37,433,918
5.63%, 02/21/47	41,794	47,867,191
6.00%, 04/07/26	35,246	41,491,151
7.13%, 01/20/37	24,673	31,735,646
8.25%, 01/20/34	16,665	22,987,284
8.88%, 04/15/24	17,876	22,345,000

		544,343,654

Canada — 0.3%
Egypt Government International Bond, 7.63%, 05/29/32(b)	2,300	2,248,969
Finance Department Government of Sharjah, 4.00%, 07/28/50(c)	8,700	9,134,853
Romanian Government International Bond, 3.00%, 02/14/31(c)	31,062	31,644,412

		43,028,234

Chile — 1.3%
Chile Government International Bond 2.45%, 01/31/31 (Call 10/31/30)	28,890	30,868,965
3.24%, 02/06/28 (Call 11/06/27)	53,622	60,207,452
3.50%, 01/25/50 (Call 07/25/49)	56,182	68,559,597
3.86%, 06/21/47	31,885	40,733,087

		200,369,101

China — 1.1%
China Government International Bond 1.88%, 12/03/22(b)	17,950	18,482,891
1.95%, 12/03/24(b)	25,795	27,141,177
2.13%, 11/02/22(b)	10,337	10,679,413
2.13%, 12/03/29(b)	24,970	27,193,891
2.63%, 11/02/27(b)	12,056	13,295,507
3.25%, 10/19/23(b)	22,476	24,316,222
3.50%, 10/19/28(b)	11,834	13,990,007
Export-Import Bank of China (The) 2.88%, 04/26/26(b)	14,767	15,966,819
3.63%, 07/31/24(b)	15,364	16,828,381

		167,894,308

Colombia — 3.5%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	18,090	18,564,863
3.00%, 01/30/30 (Call 10/30/29)	27,723	28,537,363
3.13%, 04/15/31 (Call 01/15/31)	10,875	11,271,938
3.88%, 04/25/27 (Call 01/25/27)	45,165	49,162,102
4.00%, 02/26/24 (Call 11/26/23)	36,840	39,441,825
4.13%, 05/15/51 (Call 11/15/50)	21,725	24,162,273
4.50%, 01/28/26 (Call 10/28/25)	26,858	29,955,063
4.50%, 03/15/29 (Call 12/15/28)	35,016	39,732,218
5.00%, 06/15/45 (Call 12/15/44)	76,492	94,515,427

Security	Par (000)	Value

Colombia (continued)
5.20%, 05/15/49 (Call 11/15/48)	$31,233	$40,046,562
5.63%, 02/26/44 (Call 08/26/43)	43,040	56,046,150
6.13%, 01/18/41	42,339	56,906,262
7.38%, 09/18/37	32,505	47,477,616
8.13%, 05/21/24	14,549	17,757,055

		553,576,717

Costa Rica — 0.7%
Costa Rica Government International Bond 4.25%, 01/26/23(b)	25,459	24,313,345
6.13%, 02/19/31(b)	29,893	27,193,288
7.00%, 04/04/44(b)	26,872	23,932,875
7.16%, 03/12/45(b)	32,591	29,077,283

		104,516,791

Croatia — 0.6%
Croatia Government International Bond 5.50%, 04/04/23(b)	38,024	42,325,465
6.00%, 01/26/24(b)	42,192	48,955,905

		91,281,370

Dominican Republic — 2.6%
Dominican Republic International Bond 4.50%, 01/30/30(b)	26,750	25,830,469
5.50%, 01/27/25(b)	39,476	40,894,669
5.88%, 04/18/24(b)	25,429	26,581,252
5.88%, 01/30/60(b)	44,987	42,892,293
5.95%, 01/25/27(b)	42,847	45,283,923
6.00%, 07/19/28(b)	32,153	34,132,419
6.40%, 06/05/49(b)	36,391	36,720,793
6.50%, 02/15/48(b)	23,384	23,800,527
6.85%, 01/27/45(b)	50,334	53,055,182
6.88%, 01/29/26(b)	38,283	42,135,227
7.45%, 04/30/44(b)	36,129	40,701,576

		412,028,330

Ecuador — 1.3%
Ecuador Government International Bond 7.88%, 01/23/28(b)(f)	72,844	36,422,000
7.95%, 06/20/24(b)(f)	50,544	27,167,400
8.75%, 06/02/23(b)(f)	53,734	28,210,350
8.88%, 10/23/27(b)(f)	62,192	31,406,960
9.50%, 03/27/30(b)(f)	34,909	17,978,135
9.63%, 06/02/27(b)(f)	26,239	13,250,695
9.65%, 12/13/26(b)(f)	59,751	30,248,944
10.75%, 01/31/29(b)(f)	51,958	26,238,790

		210,923,274

Egypt — 2.7%
Egypt Government International Bond 5.58%, 02/21/23(b)	30,217	31,019,639
5.75%, 05/29/24(c)	15,025	15,175,250
5.75%, 05/29/24(b)	1,000	1,010,000
5.88%, 06/11/25(b)	38,756	39,192,005
6.59%, 02/21/28(b)	30,092	29,650,024
7.05%, 01/15/32(b)	24,475	23,151,820
7.50%, 01/31/27(b)	47,000	48,968,125
7.60%, 03/01/29(b)	43,118	43,872,565
7.63%, 05/29/32(c)	22,750	22,245,234
7.90%, 02/21/48(b)	38,905	35,743,969
8.50%, 01/31/47(b)	56,701	55,939,080
8.70%, 03/01/49(b)	38,396	37,844,058

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
8.88%, 05/29/50(c)	$29,950	$29,875,125
8.88%, 05/29/50(b)	6,000	5,985,000

		419,671,894

El Salvador — 0.3%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/06/49)(b)	27,455	22,684,694
7.65%, 06/15/35(b)	23,657	21,099,087

		43,783,781

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	24,963	24,596,356

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(b)	22,960	21,754,600

Ghana — 1.1%
Ghana Government International Bond 6.38%, 02/11/27(b)	31,934	29,439,156
7.63%, 05/16/29(b)	23,501	21,775,145
7.88%, 02/11/35(b)	23,920	21,161,725
8.13%, 01/18/26(b)	25,121	25,199,771
8.13%, 03/26/32(b)	32,844	30,606,503
8.63%, 06/16/49(b)	26,782	23,618,376
8.95%, 03/26/51(b)	26,413	23,796,462

		175,597,138

Guatemala — 0.3%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)	35,325	43,030,266

Hungary — 1.4%
Hungary Government International Bond 5.38%, 02/21/23	42,544	46,984,530
5.38%, 03/25/24	51,288	58,933,117
5.75%, 11/22/23	47,740	54,915,919
7.63%, 03/29/41	30,548	53,067,375

		213,900,941

India — 0.5%
Export-Import Bank of India 3.25%, 01/15/30(b)	26,099	26,482,329
3.38%, 08/05/26(b)	22,889	24,155,048
3.88%, 02/01/28(b)	26,088	27,470,925

		78,108,302

Indonesia — 3.9%
Indonesia Government International Bond 2.85%, 02/14/30	13,646	14,396,530
2.95%, 01/11/23	8,065	8,368,083
3.38%, 04/15/23(b)	12,405	13,067,892
3.50%, 01/11/28	12,064	13,259,090
3.70%, 10/30/49	9,734	10,695,233
3.85%, 07/18/27(b)	8,480	9,494,950
3.85%, 10/15/30	18,143	20,864,450
4.10%, 04/24/28	10,984	12,576,680
4.13%, 01/15/25(b)	18,903	21,059,123
4.20%, 10/15/50	15,506	18,529,670
4.35%, 01/08/27(b)	11,920	13,667,025
4.35%, 01/11/48	16,904	20,300,647
4.45%, 04/15/70	9,397	11,711,011
4.63%, 04/15/43(b)	14,074	17,280,233
4.75%, 01/08/26(b)	20,857	24,102,871
4.75%, 02/11/29	13,151	15,814,078

Security	Par (000)	Value

Indonesia (continued)
4.75%, 07/18/47(b)	$10,321	$13,078,642
5.13%, 01/15/45(b)	16,703	21,917,468
5.25%, 01/17/42(b)	21,824	28,691,740
5.25%, 01/08/47(b)	13,040	17,526,575
5.35%, 02/11/49	9,803	13,433,173
5.38%, 10/17/23(b)	9,377	10,528,613
5.88%, 01/15/24(b)	18,204	20,883,401
5.95%, 01/08/46(b)	9,461	13,682,971
6.63%, 02/17/37(b)	11,117	15,945,947
6.75%, 01/15/44(b)	15,929	24,520,704
7.75%, 01/17/38(b)	18,013	28,505,572
8.50%, 10/12/35(b)	13,833	22,616,955
Perusahaan Penerbit SBSN Indonesia III 2.80%, 06/23/30(c)	7,570	7,898,822
3.30%, 11/21/22(b)	6,013	6,247,883
3.75%, 03/01/23(b)	12,054	12,724,504
4.15%, 03/29/27(b)	18,349	20,545,146
4.33%, 05/28/25(b)	18,008	20,191,470
4.35%, 09/10/24(b)	14,500	16,004,375
4.40%, 03/01/28(b)	17,289	19,806,711
4.45%, 02/20/29(b)	11,762	13,632,893
4.55%, 03/29/26(b)	16,362	18,637,341

		612,208,472

Iraq — 0.5%
Iraq International Bond 5.80%, 01/15/28 (Call 09/14/20)(b)	65,001	59,902,138
6.75%, 03/09/23(b)	24,318	23,155,296

		83,057,434

Ivory Coast — 0.5%
Ivory Coast Government International Bond 5.75%, 12/31/32 (Call 12/30/20)(b)(g)	26,976	26,781,443
6.13%, 06/15/33(b)	32,235	31,449,272
6.38%, 03/03/28(b)	24,758	25,191,265

		83,421,980

Jamaica — 0.9%
Jamaica Government International Bond 6.75%, 04/28/28	36,495	42,299,986
7.88%, 07/28/45	45,936	59,817,285
8.00%, 03/15/39	30,381	39,941,521

		142,058,792

Jordan — 0.7%
Jordan Government International Bond 5.75%, 01/31/27(b)	25,077	25,445,318
5.85%, 07/07/30(c)	25,825	25,784,649
5.85%, 07/07/30(b)	3,770	3,764,109
6.13%, 01/29/26(b)	25,364	26,315,150
7.38%, 10/10/47(b)	24,521	25,586,131

		106,895,357

Kazakhstan — 1.3%
Kazakhstan Government International Bond 3.88%, 10/14/24(b)	40,486	44,258,789
4.88%, 10/14/44(b)	24,949	33,150,984
5.13%, 07/21/25(b)	63,767	74,703,040
6.50%, 07/21/45(b)	36,448	56,915,830

		209,028,643

Kenya — 0.8%
Kenya Government International Bond 6.88%, 06/24/24(b)	47,516	48,124,799

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya (continued)
7.25%, 02/28/28(b)	$24,222	$23,873,809
8.00%, 05/22/32(b)	29,442	29,037,172
8.25%, 02/28/48(b)	28,588	27,891,168

		128,926,948

Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	113,525	128,496,109

Lebanon — 0.2%
Lebanon Government International Bond 6.00%, 01/27/23(b)(f)	27,257	4,701,832
6.10%, 10/04/22(b)(f)	33,331	5,999,580
6.60%, 11/27/26(b)(f)	38,001	6,163,287
6.65%, 02/26/30(b)(f)	36,654	6,047,910
6.75%, 11/29/27(b)(f)	26,905	4,372,063
6.85%, 03/23/27(b)(f)	31,393	5,091,552
7.00%, 03/23/32(b)(f)	26,584	4,294,978

		36,671,202

Malaysia — 0.8%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	74,700	73,953,000
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	23,607	25,443,920
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	24,597	26,933,715

		126,330,635

Mexico — 2.7%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)	16,111	16,497,664
3.60%, 01/30/25	16,937	18,159,640
3.75%, 01/11/28	19,167	20,556,607
3.90%, 04/27/25 (Call 03/27/25)	6,125	6,639,500
4.00%, 10/02/23	23,804	25,678,565
4.13%, 01/21/26	17,243	19,027,651
4.15%, 03/28/27	20,083	22,081,258
4.35%, 01/15/47	16,063	17,364,103
4.50%, 04/22/29	26,903	30,089,324
4.50%, 01/31/50 (Call 07/31/49)	22,410	24,854,091
4.60%, 01/23/46	24,165	26,898,666
4.60%, 02/10/48	20,540	22,889,262
4.75%, 04/27/32 (Call 01/27/32)	14,621	16,768,459
4.75%, 03/08/44	31,352	35,662,900
5.00%, 04/27/51 (Call 10/27/50)	18,024	21,106,104
5.55%, 01/21/45	19,880	25,009,040
5.75%, 10/12/2110	19,176	23,011,200
6.05%, 01/11/40	21,926	28,401,022
6.75%, 09/27/34	13,256	18,272,568
8.30%, 08/15/31	8,687	12,753,602

		431,721,226

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	22,435	22,554,186

Morocco — 0.2%
Morocco Government International Bond, 4.25%, 12/11/22(b)	36,321	38,057,598

Nigeria — 1.4%
Nigeria Government International Bond 6.50%, 11/28/27(b)	38,247	36,322,698
7.14%, 02/23/30(b)	30,548	29,249,710
7.63%, 11/21/25(b)	28,688	29,584,500
7.63%, 11/28/47(b)	41,068	37,461,716

Security	Par (000)	Value

Nigeria (continued)
7.70%, 02/23/38(b)	$31,336	$29,181,650
7.88%, 02/16/32(b)	38,012	36,622,186
8.75%, 01/21/31(b)	25,367	25,937,758

		224,360,218

Oman — 2.5%
Oman Government International Bond 4.13%, 01/17/23(b)	27,264	26,752,800
4.75%, 06/15/26(b)	56,181	52,336,113
5.38%, 03/08/27(b)	43,967	41,658,732
5.63%, 01/17/28(b)	56,102	53,016,390
6.00%, 08/01/29(b)	50,691	48,108,927
6.50%, 03/08/47(b)	45,763	40,471,653
6.75%, 01/17/48(b)	64,559	57,074,191
Oman Sovereign Sukuk Co. 4.40%, 06/01/24(b)	40,992	40,530,840
5.93%, 10/31/25(b)	30,868	32,247,414

		392,197,060

Pakistan — 0.6%
Pakistan Government International Bond 6.88%, 12/05/27(b)	40,031	39,255,399
8.25%, 04/15/24(b)	26,263	27,453,764
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(b)	22,613	22,280,872

		88,990,035

Panama — 3.0%
Panama Government International Bond 3.16%, 01/23/30 (Call 10/23/29)	40,381	45,075,291
3.75%, 03/16/25 (Call 12/16/24)	34,990	38,674,884
3.88%, 03/17/28 (Call 12/17/27)	34,754	40,325,501
4.00%, 09/22/24 (Call 06/24/24)	34,767	38,374,076
4.30%, 04/29/53	44,116	57,723,029
4.50%, 05/15/47 (Call 11/15/46)	28,640	38,073,300
4.50%, 04/16/50 (Call 10/16/49)	43,452	57,533,164
4.50%, 04/01/56 (Call 10/01/55)	64,418	86,642,210
6.70%, 01/26/36	51,407	78,957,939

		481,379,394

Paraguay — 0.4%
Paraguay Government International Bond 4.95%, 04/28/31 (Call 01/28/31)(c)	24,334	27,643,424
4.95%, 04/28/31 (Call 01/28/31)(b)	1,200	1,363,200
6.10%, 08/11/44(b)	25,187	33,459,355

		62,465,979

Peru — 2.7%
Peruvian Government International Bond 2.39%, 01/23/26 (Call 12/23/25)	25,982	27,670,830
2.78%, 01/23/31 (Call 10/23/30)	52,257	58,266,555
4.13%, 08/25/27	29,952	35,455,680
5.63%, 11/18/50	63,511	108,266,408
6.55%, 03/14/37	31,866	51,055,307
7.35%, 07/21/25	39,787	51,623,632
8.75%, 11/21/33	54,796	95,646,418

		427,984,830

Philippines — 3.5%
Philippine Government International Bond 2.46%, 05/05/30	22,336	24,478,860
2.95%, 05/05/45	24,969	27,965,280
3.00%, 02/01/28	36,558	40,860,145
3.70%, 03/01/41	36,478	44,104,182

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
3.70%, 02/02/42	$38,077	$46,430,142
3.75%, 01/14/29	30,152	35,692,430
3.95%, 01/20/40	36,885	45,529,922
4.20%, 01/21/24	24,365	26,870,027
5.00%, 01/13/37	22,236	30,199,268
5.50%, 03/30/26	17,735	21,947,063
6.38%, 01/15/32	17,098	24,701,267
6.38%, 10/23/34	34,182	51,775,048
7.75%, 01/14/31	31,048	48,328,152
9.50%, 02/02/30	32,708	54,837,006
10.63%, 03/16/25	24,056	34,407,597

		558,126,389

Poland — 1.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	50,566	53,742,177
3.25%, 04/06/26	43,668	49,194,731
4.00%, 01/22/24	50,662	56,492,183

		159,429,091

Qatar — 4.4%
Qatar Government International Bond 3.25%, 06/02/26(b)	44,530	49,428,300
3.38%, 03/14/24(b)	27,623	29,945,058
3.40%, 04/16/25(b)	23,215	25,609,047
3.75%, 04/16/30(b)	37,525	44,138,781
3.88%, 04/23/23(b)	31,992	34,541,362
4.00%, 03/14/29(b)	51,674	61,362,875
4.40%, 04/16/50(b)	55,000	74,525,000
4.50%, 04/23/28(b)	38,533	46,673,096
4.63%, 06/02/46(b)	23,681	32,450,370
4.82%, 03/14/49(b)	75,257	107,523,439
5.10%, 04/23/48(b)	74,062	109,033,151
5.75%, 01/20/42(b)	11,076	16,953,203
6.40%, 01/20/40(b)	9,288	14,875,313
9.75%, 06/15/30(b)	14,574	25,003,519
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	22,929	24,168,599

		696,231,113

Romania — 0.9%
Romanian Government International Bond 3.00%, 02/14/31(b)	3,500	3,565,625
4.38%, 08/22/23(b)	36,840	39,683,587
4.88%, 01/22/24(b)	23,330	25,801,522
5.13%, 06/15/48(b)	30,404	37,596,446
6.13%, 01/22/44(b)	24,712	33,739,603

		140,386,783

Russia — 3.7%
Russian Foreign Bond-Eurobond 4.25%, 06/23/27(b)	37,200	41,943,000
4.38%, 03/21/29(b)	44,200	50,697,400
4.75%, 05/27/26(b)	46,400	53,568,800
4.88%, 09/16/23(b)	40,600	45,086,300
5.10%, 03/28/35(b)	59,000	73,750,000
5.25%, 06/23/47(b)	101,000	138,117,500
5.63%, 04/04/42(b)	40,400	55,234,375
5.88%, 09/16/43(b)	22,400	31,717,000
7.50%, 03/31/30(b)(g)	31,870	36,874,018
12.75%, 06/24/28(b)	33,900	58,562,250

		585,550,643

Security	Par (000)	Value

Saudi Arabia — 4.6%
KSA Sukuk Ltd. 2.97%, 10/29/29(b)	$24,092	$25,983,222
3.63%, 04/20/27(b)	42,045	46,985,287
4.30%, 01/19/29(b)	18,320	21,690,880
Saudi Government International Bond 2.50%, 02/03/27(b)	16,895	17,739,750
2.75%, 02/03/32(b)	11,299	12,061,683
2.88%, 03/04/23(b)	27,253	28,561,144
2.90%, 10/22/25(b)	21,525	23,085,563
3.25%, 10/26/26(b)	54,621	59,946,547
3.25%, 10/22/30(b)	14,197	15,723,178
3.63%, 03/04/28(b)	47,120	52,803,850
3.75%, 01/21/55(b)	32,674	37,697,627
4.00%, 04/17/25(b)	42,807	47,943,840
4.38%, 04/16/29(b)	39,203	46,700,574
4.50%, 04/17/30(b)	30,595	37,172,925
4.50%, 10/26/46(b)	61,930	78,418,862
4.50%, 04/22/60(b)	25,875	33,831,563
4.63%, 10/04/47(b)	42,881	55,230,728
5.00%, 04/17/49(b)	33,426	45,804,066
5.25%, 01/16/50(b)	33,384	47,394,847

		734,776,136

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(b)	25,068	24,754,650
6.75%, 03/13/48(b)	26,039	24,671,953

		49,426,603

South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	42,054	39,543,902
4.67%, 01/17/24	30,982	31,911,460
4.85%, 09/27/27	21,131	20,952,707
4.85%, 09/30/29	40,428	38,722,444
4.88%, 04/14/26	26,398	26,595,985
5.00%, 10/12/46	21,410	17,817,134
5.38%, 07/24/44	21,402	18,807,008
5.65%, 09/27/47	31,288	27,816,987
5.75%, 09/30/49	61,552	54,685,105
5.88%, 09/16/25	41,649	44,512,369
5.88%, 06/22/30	29,563	30,375,982

		351,741,083

Sri Lanka — 1.3%
Sri Lanka Government International Bond 5.75%, 04/18/23(b)	30,442	24,543,862
6.20%, 05/11/27(b)	38,747	28,357,961
6.75%, 04/18/28(b)	32,316	23,641,174
6.83%, 07/18/26(b)	25,195	18,825,389
6.85%, 03/14/24(b)	25,160	19,978,613
6.85%, 11/03/25(b)	37,859	28,891,149
7.55%, 03/28/30(b)	38,271	28,105,266
7.85%, 03/14/29(b)	35,833	26,729,178

		199,072,592

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	21,585	22,030,191

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	25,490	23,363,178

6

Schedule of Investments (unaudited) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama AS 4.49%, 11/25/24(b)	$8,132	$7,621,209
5.00%, 04/06/23(b)	14,092	13,722,085
Turkey Government International Bond 3.25%, 03/23/23	18,072	16,727,895
4.25%, 03/13/25	14,800	13,333,875
4.25%, 04/14/26	13,689	11,913,708
4.88%, 10/09/26	32,205	28,692,642
4.88%, 04/16/43	32,973	24,915,223
5.13%, 02/17/28	22,882	20,221,968
5.25%, 03/13/30	16,840	14,450,825
5.60%, 11/14/24	22,880	21,778,900
5.75%, 03/22/24	25,872	24,740,100
5.75%, 05/11/47	38,110	30,094,991
6.00%, 03/25/27	30,239	28,301,814
6.00%, 01/14/41	30,687	25,527,748
6.13%, 10/24/28	25,706	23,922,646
6.25%, 09/26/22	22,752	22,581,360
6.35%, 08/10/24	23,418	22,913,049
6.63%, 02/17/45	32,303	28,184,367
6.75%, 05/30/40	18,884	16,895,279
6.88%, 03/17/36	29,275	27,115,969
7.25%, 12/23/23	19,938	20,006,537
7.25%, 03/05/38	10,969	10,543,951
7.38%, 02/05/25	35,201	35,773,016
7.63%, 04/26/29	29,386	29,725,776
8.00%, 02/14/34	10,893	11,247,023
11.88%, 01/15/30	14,270	18,506,406

		549,458,362

Ukraine — 2.1%
Ukraine Government International Bond 7.25%, 03/15/33(c)	23,210	22,455,675
7.38%, 09/25/32(b)	75,448	73,939,040
7.75%, 09/01/22(b)	8,131	8,444,044
7.75%, 09/01/23(b)	37,530	38,937,375
7.75%, 09/01/24(b)	35,628	36,785,910
7.75%, 09/01/25(b)	35,677	36,800,825
7.75%, 09/01/26(b)	35,732	36,535,970
7.75%, 09/01/27(b)	33,261	33,957,402
9.75%, 11/01/28(b)	41,725	46,497,297

		334,353,538

United Arab Emirates — 2.9%
Abu Dhabi Government International Bond 2.13%, 09/30/24(b)	29,484	30,847,635
2.50%, 10/11/22(b)	31,818	33,090,720
2.50%, 04/16/25(b)	32,300	34,399,500
2.50%, 09/30/29(b)	36,125	39,015,000
3.13%, 05/03/26(b)	33,371	37,073,095
3.13%, 10/11/27(b)	42,315	47,392,800
3.13%, 04/16/30(b)	30,125	33,890,625
3.13%, 09/30/49(b)	41,871	46,856,266
3.88%, 04/16/50(b)	45,428	56,671,430
4.13%, 10/11/47(b)	38,129	49,734,515
RAK Capital, 3.09%, 03/31/25(b)	11,248	11,785,795
Sharjah Sukuk Program Ltd. 2.94%, 06/10/27(b)	6,000	6,217,488
3.85%, 04/03/26(b)	13,012	14,170,881
4.23%, 03/14/28(b)	13,444	15,061,481

		456,207,231

Security	Par/ Shares (000)	Value

United States — 0.5%
El Salvador Government International Bond, 9.50%, 07/15/52(Call 01/15/52)(c)	$14,900	$15,090,906
Romanian Government International Bond, 4.00%, 02/14/51(c)	52,998	55,846,643

		70,937,549

Uruguay — 2.6%
Uruguay Government International Bond 4.38%, 10/27/27	38,594	45,504,822
4.38%, 01/23/31 (Call 10/23/30)	46,762	57,356,735
4.50%, 08/14/24	24,975	27,558,566
4.98%, 04/20/55	69,190	96,173,476
5.10%, 06/18/50	97,842	137,071,216
7.63%, 03/21/36	26,978	43,037,747

		406,702,562

Venezuela — 0.0%
Venezuela Government International Bond 9.25%, 09/15/27(f)	2,528	164,320
12.75%, 08/23/22(b)(f)	4,840	314,600

		478,920

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	22,270	24,640,492

Zambia — 0.2%
Zambia Government International Bond 8.50%, 04/14/24(b)	23,853	13,327,864
8.97%, 07/30/27(b)	31,429	17,786,849

		31,114,713

Total Foreign Government Obligations — 84.8% (Cost: $13,540,361,381)		13,414,152,611

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(h)(i)	81,320	81,320,000

Total Short-Term Investments — 0.5% (Cost: $81,320,000)		81,320,000

Total Investments in Securities — 99.1% (Cost: $15,761,392,923)		15,674,010,032

Other Assets, Less Liabilities — 0.9%		149,258,213

Net Assets — 100.0%		$15,823,268,245

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$98,438,000	$—	$(17,118,000	)(a)	$—	$—	$81,320,000	81,320	$446,503	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,178,537,421	$—	$2,178,537,421
Foreign Government Obligations	—	13,414,152,611	—	13,414,152,611
Money Market Funds	81,320,000	—	—	81,320,000

	$81,320,000	$15,592,690,032	$—	$15,674,010,032

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